Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Plant and equipment, net	$ 124,000	$ 161,000
Right-of-use assets	1,177,000	425,000
Intangible assets, net	4,747,000	14,757,000
Rental deposits	113,000	119,000
Total non-current assets	6,161,000	15,462,000
Current assets
Deposits, prepayments and deferred expenses	2,483,000	2,108,000
Financial assets at fair value through profit and loss ("FVTPL")	0	5,761,000
Cash and cash equivalents	25,929,000	32,056,000
Total current assets	28,412,000	39,925,000
Total assets	34,573,000	55,387,000
Current liabilities
Other payables and accruals	8,877,000	9,162,000
Short term bank loans	3,508,000	4,236,000
Lease liabilities, current portion	264,000	158,000
Total current liabilities	12,649,000	13,556,000
Net current assets	15,763,000	26,369,000
Total assets less current liabilities	21,924,000	41,831,000
Non-current liabilities
Lease liabilities, noncurrent portion	951,000	267,000
Warrant liabilities at FVTPL	166,000	330,000
Total non-current liabilities	1,117,000	597,000
Net assets	20,807,000	41,234,000
Equity
Share capital	11,000	9,000
Share premium	666,521,000	661,474,000
Reserves	36,446,000	26,716,000
Accumulated losses	(682,171,000)	(646,965,000)
Total equity	$ 20,807,000	$ 41,234,000